STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.7%
Capital Goods - 13.8%
AerCap Holdings	4,822	[a]	315,455
APi Group	11,126	[a]	286,717
Armstrong World Industries	2,748		319,098
Array Technologies	11,577	[a,b]	181,643
Astra Space	14,078	[a,b]	97,561
Construction Partners, Cl. A	17,270	[a]	507,911
Curtiss-Wright	1,608		222,981
Energy Recovery	15,930	[a]	342,336
Fluor	8,313	[a]	205,913
Kornit Digital	4,387	[a]	667,921
Mercury Systems	6,873	[a]	378,427
Ribbit LEAP	1,199	[a]	11,918
SiteOne Landscape Supply	1,457	[a]	353,002
The AZEK Company	4,058	[a]	187,642
			4,078,525
Commercial & Professional Services - 2.1%
CACI International, Cl. A	1,721	[a]	463,310
Li-Cycle Holdings	14,346	[a,b]	142,886
			606,196
Consumer Durables & Apparel - .9%
Callaway Golf	9,523	[a]	261,311
Consumer Services - 4.3%
European Wax Center, Cl. A	7,092	[a]	215,242
Membership Collective Group, Cl. A	14,109	[a]	180,313
Planet Fitness, Cl. A	9,736	[a]	881,887
			1,277,442
Diversified Financials - .4%
MarketWise	15,315	[a]	115,475
Energy - 3.1%
Cactus, Cl. A	13,419		511,666
EQT	19,017	[a]	414,761
			926,427
Food & Staples Retailing - 2.1%
Grocery Outlet Holding	21,381	[a]	604,655
Food, Beverage & Tobacco - 1.7%
AppHarvest	14,375	[a,b]	55,919
Freshpet	4,547	[a]	433,193
			489,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.7% (continued)
Health Care Equipment & Services - 10.3%
1Life Healthcare	30,210	[a]	530,790
Accolade	259	[a]	6,827
AtriCure	3,564	[a]	247,805
Evolent Health, Cl. A	11,966	[a,b]	331,099
Health Catalyst	5,591	[a]	221,515
iRhythm Technologies	7,424	[a]	873,731
Nevro	1,306	[a]	105,877
Oak Street Health	63	[a,b]	2,088
Outset Medical	3,219	[a]	148,364
Privia Health Group	9,742	[a,b]	252,025
SOC Telemed	21,039	[a]	26,930
Teladoc Health	1,622	[a]	148,932
TransMedics Group	7,943	[a]	152,188
			3,048,171
Household & Personal Products - 2.3%
Inter Parfums	6,370		680,953
Insurance - 1.8%
BRP Group, Cl. A	8,174	[a]	295,163
Palomar Holdings	3,457	[a]	223,910
			519,073
Materials - 1.5%
Alamos Gold, Cl. A	13,282		102,139
Constellium	18,438	[a]	330,225
			432,364
Media & Entertainment - 1.8%
Cardlytics	1,805	[a]	119,292
Eventbrite, Cl. A	17,255	[a,b]	300,927
Manchester United, Cl. A	8,616	[b]	122,692
			542,911
Pharmaceuticals Biotechnology & Life Sciences - 21.4%
10X Genomics, CI. A	1,627	[a]	242,358
Adaptive Biotechnologies	2,791	[a]	78,315
Arena Pharmaceuticals	4,783	[a]	444,532
Ascendis Pharma, ADR	774	[a]	104,126
Beam Therapeutics	2,200	[a]	175,318
Biohaven Pharmaceutical Holding	4,281	[a]	589,965
Blueprint Medicines	1,721	[a]	184,336
CareDx	2,829	[a]	128,663
Cerevel Therapeutics Holdings	13,338	[a]	432,418
Crinetics Pharmaceuticals	9,830	[a]	279,270
Denali Therapeutics	3,232	[a]	144,147
Edgewise Therapeutics	6,809	[a]	104,042
Generation Bio	7,941	[a]	56,222
Iovance Biotherapeutics	6,884	[a]	131,416

Description	Shares		Value ($)
Common Stocks - 93.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 21.4% (continued)
Kymera Therapeutics	2,460	[a]	156,185
MeiraGTx Holdings	4,114	[a]	97,666
NanoString Technologies	5,405	[a]	228,253
Natera	4,254	[a]	397,281
NeoGenomics	4,055	[a,b]	138,357
Pacific Biosciences of California	5,706	[a]	116,745
PTC Therapeutics	5,728	[a]	228,146
Quanterix	7,597	[a]	322,113
Sarepta Therapeutics	4,475	[a]	402,974
Twist Bioscience	2,877	[a]	222,651
Ultragenyx Pharmaceutical	1,987	[a]	167,087
uniQure	3,861	[a]	80,077
Xenon Pharmaceuticals	16,453	[a]	513,992
Zogenix	8,850	[a]	143,812
			6,310,467
Real Estate - 1.9%
Physicians Realty Trust	7,885	[c]	148,475
Redfin	10,670	[a,b]	409,621
			558,096
Retailing - 1.5%
National Vision Holdings	6,739	[a,b]	323,405
Ollie's Bargain Outlet Holdings	2,584	[a]	132,275
			455,680
Semiconductors & Semiconductor Equipment - 3.6%
Power Integrations	4,156		386,051
Semtech	6,528	[a]	580,535
SkyWater Technology	5,713	[a,b]	92,665
			1,059,251
Software & Services - 13.0%
AvidXchange Holdings	5,536	[a]	83,372
ChannelAdvisor	8,062	[a]	198,970
Everbridge	3,152	[a,b]	212,224
Flywire	903	[a]	34,368
HubSpot	1,411	[a]	930,061
nCino	2,479	[a]	135,998
Rapid7	7,604	[a,b]	894,915
Shift4 Payments, Cl. A	5,410	[a,b]	313,401
Twilio, Cl. A	2,486	[a]	654,663
Zendesk	3,614	[a]	376,904
			3,834,876
Technology Hardware & Equipment - 5.1%
Calix	10,260	[a]	820,492
Lumentum Holdings	3,643	[a,b]	385,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 93.7% (continued)
Technology Hardware & Equipment - 5.1% (continued)
NETGEAR		3,475	[a]	101,505
nLight		7,856	[a]	188,151
				1,495,468
Telecommunication Services - 1.1%
Bandwidth, Cl. A		4,356	[a,b]	312,587
Total Common Stocks (cost $22,341,849)				27,609,040

Private Equity - .2%
Diversified Financials - .2%
Fundbox (cost $92,426)		6,555	[d]	70,401
	1-Day Yield (%)
Investment Companies - 6.2%
Registered Investment Companies - 6.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,840,147)	0.07	1,840,147	[e]	1,840,147

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $399,476)	0.07	399,476	[e]	399,476
Total Investments (cost $24,673,898)		101.5%		29,919,064
Liabilities, Less Cash and Receivables		(1.5%)		(447,271)
Net Assets		100.0%		29,471,793

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2021, the value of the fund’s securities on loan was $3,089,698 and the value of the collateral was $3,193,758, consisting of cash collateral of $399,476 and U.S. Government & Agency securities valued at $2,794,282. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at December 31, 2021. These securities were valued at $70,401 or .24% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	27,609,040	-	-	27,609,040
Equity Securities - Private Equity	-	-	70,401	70,401
Investment Companies	2,239,623	-	-	2,239,623

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2021, accumulated net unrealized appreciation on investments was $5,245,166, consisting of $6,787,923 gross unrealized appreciation and $1,542,757 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.